Stock-based Compensation - Summary of Stock-Based Compensation Expense (Details) - USD ($)	12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation	$ 68,396	$ 24,675
Research and Development
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation	4,232	15,229
Selling, General and Administrative
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation	$ 64,163	$ 9,446